Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	0 Months Ended
	Mar. 31, 2015 site	Jan. 30, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Self-insured insurance reserves, including group medical insurance reserves	$ 8.1		$ 7.3
Number of sites	3
Product Recall [Member]
Loss Contingencies [Line Items]
Reserve for settlement		0.6
Accrued Expenses and Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Environmental accruals	0.4		0.4
Other Long-term Liabilities [Member]
Loss Contingencies [Line Items]
Environmental accruals	$ 0.6		$ 0.6